Share based compensation - Activity SOP 2019 (Details) - SOP 2019	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares $ / shares
Number of awards
Unvested awards outstanding at beginning of period (in shares)	60,857
Outstanding vested options (in shares)	(60,857)
Unvested awards outstanding at end of period (in shares)	0	60,857
Weighted average remaining life (years)
Weighted average remaining life for unvested awards outstanding (in years)		3 months 18 days
Weighted average exercise price
Weighted average exercise price, unvested awards outstanding (in eur per share) | $ / shares		$ 1.00
Weighted average fair value
Weigthed average fair value, unvested awards (in dollars per share) | $ / shares		$ 0.78